Net Income Per Share Attributable to HomeAway, Inc. - Common Equivalent Shares Excluded from Calculation of Diluted Net Loss Per Share attributable to HomeAway, Inc as their Inclusion Would have been Anti-Dilutive (Detail) - shares shares in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common equivalent shares excluded from the calculation of net income per share	11,558	10,382	10,826	9,803	9,951	3,157	5,158
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common equivalent shares excluded from the calculation of net income per share	3,295	2,604	3,089	2,038	2,178	3,153	5,151
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common equivalent shares excluded from the calculation of net income per share	547	62	21	49	57	4	7
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common equivalent shares excluded from the calculation of net income per share	7,716	7,716	7,716	7,716	7,716